SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 552,184	€ 614,363
Property, plant and equipment	201,689	204,806
Right-of-use assets	614,020	581,437
Investments accounted for using the equity method	20,249	19,690
Deferred tax assets	162,451	166,029
Other non-current financial assets	39,355	41,486
Total non-current assets	1,589,948	1,627,811
Current assets
Inventories	505,681	521,015
Trade receivables	209,462	248,790
Derivative financial instruments	32,169	1,711
Tax receivables	34,069	32,505
Other current financial assets	71,329	77,269
Other current assets	124,684	105,742
Cash and cash equivalents	159,896	219,130
Total current assets	1,137,290	1,206,162
Total assets	2,727,238	2,833,973
Liabilities and Equity
Equity attributable to shareholders of the Parent Company	885,350	916,120
Equity attributable to non-controlling interests	67,085	66,767
Total equity	952,435	982,887
Non-current liabilities
Non-current borrowings	174,418	196,401
Other non-current financial liabilities	118,560	146,448
Non-current lease liabilities	554,825	518,728
Non-current provisions for risks and charges	21,853	23,550
Employee benefits	30,117	34,945
Deferred tax liabilities	73,279	78,129
Total non-current liabilities	973,052	998,201
Current liabilities
Current borrowings	174,235	177,166
Current lease liabilities	131,497	142,957
Derivative financial instruments	5,132	15,138
Current provisions for risks and charges	17,522	16,792
Trade payables and customer advances	273,359	309,771
Tax liabilities	33,588	32,389
Other current liabilities	166,418	158,672
Total current liabilities	801,751	852,885
Total equity and liabilities	€ 2,727,238	€ 2,833,973